Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
We measure and record cash and cash equivalents and convertible preferred stock warrant liabilities at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, or an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, is as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Level 1 securities consist of highly liquid money market funds. The fair value of Level 1 assets has been determined using quoted prices in active markets for identical assets.
In certain cases where there is limited activity or less transparency around inputs to valuation, securities are classified as Level 3 within the valuation hierarchy. The Level 3 preferred stock warrant liability is measured at its estimated fair value on a recurring basis using the income method approach in combination with a Monte Carlo simulation. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the multiple scenarios outlining probabilities and the remaining contractual term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the price of the underlying stock.
The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$30,030	$—	$—	$30,030
Liabilities:
Convertible preferred stock warrant liability	$—	$—	$3,336	$3,336

	DECEMBER 31, 2014
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Money market funds	$73,098	$—	$—	$73,098

We classify the convertible preferred stock warrant liability within Level 3 because the warrant liability is valued using valuation models with significant unobservable inputs. The estimated fair value of warrants accounted for as liabilities was determined on the issuance date and are subsequently remeasured to fair value at each reporting date. The change in fair value of the warrants is recorded in the statements of operations as a non-operating gain or loss by using a Monte Carlo option pricing model with the following assumptions:
Upon the issuance in October 2013 of our Series C convertible preferred stock, we used the following assumptions to estimate fair value: equity value of the entity, different conversion prices for different scenarios, time to maturity of 1.7 to 2.0 years under the different exercise scenarios, volatility of 82% and risk free interest rate of 0.3%.
For December 31, 2013, we used the following assumptions to estimate fair value: equity value of the entity, different conversion prices for different scenarios, time to maturity of 1.2 to 1.7 years under the different exercise scenarios, volatility of 82% and risk free interest rate of 0.3%.
In July 2014, immediately prior to the closing of the IPO all of our convertible preferred stock warrants were exercised. As of the exercise date, we used our IPO price to estimate the fair value of the warrants. Upon exercise of the warrants, the convertible preferred stock warrant liability was reclassified to stockholders' equity (deficit). See note 8 for additional discussion of the warrant exercise.
The following table shows the reconciliation of the convertible preferred stock warrant liability measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) (in thousands):

ESTIMATED FAIR VALUE
Balance as of January 1, 2013	$—
Fair value at issuance of convertible preferred stock warrant liability (October 16, 2013)	2,381
Change in fair value of convertible preferred stock warrant liability	955
Balance as of December 31, 2013	3,336
Change in fair value of convertible preferred stock warrant liability	4,277
Conversion of preferred stock warrant liability into additional-paid-in-capital	(7,613)
Balance as of December 31, 2014	$—